Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

11.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions and related matters.

•

We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH, we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  STH will file a combined Texas margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 under “Provision in Lieu of Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.  In the event such amounts are not paid under the tax sharing agreement, it is probable that this regulatory liability will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2020			At December 31, 2019
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$(6)	$(1)	$(7)	$(2)	$(1)	$(3)
Texas margin tax payable	23	-	23	22	-	22
Net payable (receivable)	$17	$(1)	$16	$20	$(1)	$19

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31,
	2020			2019			2018
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	EFH Corp.	Texas Transm.	Total

Federal income taxes	$70	$17	$87	$45	$11	$56	$59	$(19)	$10	$50
Texas margin taxes	22	-	22	22	-	22	21	-	-	21
Total payments (receipts)	$92	$17	$109	$67	$11	$78	$80	$(19)	$10	$71

•

As of March 8, 2018, approximately 16% of the equity in an existing vendor of the company was owned by a member of the Sponsor Group.  As a result of the Sempra Acquisition, the Sponsor Group ceased to be a related party as of March 9, 2018.  During 2018, this vendor performed transmission and distribution system construction and maintenance services for us.  Cash payments were made for such services to this vendor and/or its subsidiaries totaling $35 million for the year-to-date period ended March 8, 2018, of which approximately $33 million was capitalized and $2 million was recorded as an operation and maintenance expense.

•

Sempra acquired an indirect 50% interest in Sharyland Holdings, L.P., the parent of Sharyland, in the Sempra-Sharyland Transaction. As a result of the Sempra-Sharyland Transaction, Sharyland is now our affiliate for purposes of PUCT rules.  Pursuant to the PUCT order in Docket No. 48929 approving the InfraREIT Acquisition, upon closing of the InfraREIT Acquisition we entered into an operation agreement pursuant to which we will provide certain operations services to Sharyland at cost with no markup or profit. Sharyland provided wholesale transmission service to us in the amount of $13 million and $9 million in the year ended December 31, 2020 and in the period between the May 16, 2019 InfraREIT Acquisition date through December 31, 2019, respectively. We provided substation monitoring and switching service to Sharyland in the amount of $629,000 and $303,000 in the year ended December 31, 2020 and in the period between the May 16, 2019 InfraREIT Acquisition date through December 31, 2019, respectively.

•	We paid Sempra $119,000 and $109,000 for the years ended December 31, 2020 and 2019, respectively for tax work.

See Notes 1, 4, and 8 for information regarding the tax sharing agreement and distributions to members.